Schedule of restricted share units issued as part of stock option plan (Details) - Restricted Stock Units (RSUs) [Member]	Mar. 31, 2026 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	6
Number of options exercisable	6
Weighted Average Issue Price	530,880
9-Mar-22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	4
Number of options exercisable	4
Weighted Average Issue Price	519,120
13-Apr-22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	2
Number of options exercisable	2
Weighted Average Issue Price	554,400